Financing Receivables	12 Months Ended
Dec. 31, 2014
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables comprise nontrade receivables. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. The nontrade receivables are evaluated on a collective basis for impairment. For additional information, see note 2 for nontrade receivables.

Rollforward of Allowance for Credit Losses

The allowance for credit losses and recorded investment in financing receivables as of December 31 are shown below:

Nontrade
receivables
2014:
Allowance for credit losses:
Beginning balance	$18
Provision	2

Ending balance	20

Ending balance collectively evaluated for impairment	$20

Financing receivables:
Ending balance	$80

Ending balance collectively evaluated for impairment	$80

Nontrade
receivables
2013:
Allowance for credit losses:
Beginning balance	$15
Provision	3

Ending balance	18

Ending balance collectively evaluated for impairment	$18

Financing receivables:
Ending balance	$141

Ending balance collectively evaluated for impairment	$141

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2014			2013
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$23	57	80	18	123	141
Allowance for credit losses	(20)	—	(20)	(18)	—	(18)

Net nontrade receivable	$3	57	60	—	123	123

Past-due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2014:
Nontrade receivables	$24	3	21	48	32	80

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2013:
Nontrade receivables	$36	1	18	55	86	141

As of December 31, 2014, the Company’s financing receivables do not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.